Cover Document	Oct. 24, 2023
Document Information [Line Items]
Entity Central Index Key	0000055242
Soliciting Material	false
Entity Incorporation, State or Country Code	PA
Document Type	8-K/A
Document Period End Date	Oct. 24, 2023
Entity Registrant Name	Kennametal Inc.
City Area Code	412
Local Phone Number	248-8000
Written Communications	false
Entity File Number	1-5318
Entity Tax Identification Number	25-0900168
Entity Address, Address Line One	525 William Penn Place
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the Amendment) is being filed as an amendment to the Current Report on Form 8-K filed by Kennametal Inc. (“Kennametal” or “the Company”) on October 26, 2023 (“the Original Form 8-K”). The Original Form 8-K was filed with the U.S. Securities and Exchange Commission (“SEC”) to report the results of the matters submitted to a vote of the shareholders at the Company's Annual Meeting of Shareholders, held on October 24, 2023 (“Annual Meeting”). The sole purpose of this Amendment is to update disclosures made under Item 5.07, Submission of Matters to a Vote of Security Holders, in the Original Form 8-K. Except as set forth herein, no other modifications have been made to the Original Form 8-K.
Capital Stock, Par Value $1.25 Per Share [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Capital Stock, par value $1.25 per share
Trading Symbol	KMT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true